TIAA-CREF U.S. EQUITY FUNDS

TIAA-CREF Enhanced Large-Cap Value Index Fund

(the “Fund” and a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 4

dated September 16, 2016, to the Statutory Prospectus dated March 1, 2016, as supplemented through August 1, 2016

Portfolio management

The portfolio management team of the Fund has changed. Michael S. Shing is no longer a portfolio manager of the Fund, and James M. Johnson, Jr. is now a member of the Fund’s portfolio management team. Accordingly, effective immediately, the following hereby replaces in its entirety the table in the “Portfolio Managers” sub-section in the section entitled “Portfolio management” on page 19 of the Fund’s Prospectus:

Name:	James M. Johnson, Jr., CFA	Max Kozlov, CFA
Title:	Managing Director	Director
Experience on Fund:	since 2016	since 2016

Portfolio management team

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in its entirety the entry for the Fund in the table found in the section entitled “Portfolio management teams” beginning on page 91 of the Fund’s Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Enhanced Large-Cap Value Index Fund
James M. Johnson, Jr., CFA
Managing Director	Quantitative Portfolio Management—Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of a domestic large-cap value portfolio); State Street Global Advisors—2005 to 2012 (portfolio manager of various domestic large-cap, mid-cap and long-short strategies in US Active Group)	2012	1990	2016
Max Kozlov, CFA
Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2015 to Present (quantitative equity research for domestic portfolios); Blackrock— 2002 to 2015 (quantitative equity research and portfolio management for domestic large-cap portfolios, hedge funds and ETFs)	2015	1997	2016

A15555 (9/16)

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS

TIAA-CREF Emerging Markets Equity Fund

TIAA-CREF Global Natural Resources Fund

(each a “Fund” and a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 4

dated September 16, 2016, to the Statutory Prospectus dated March 1, 2016, as supplemented through August 1, 2016

Portfolio management

The portfolio management team of the TIAA-CREF Emerging Markets Equity Fund has changed. Alexander Lee Muromcew is no longer a portfolio manager of the Fund. Accordingly, effective immediately, the following hereby replaces in its entirety the “Portfolio Managers” sub-section in the section entitled “Portfolio management” on page 10 of the Fund’s Prospectus:

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Barton Grenning
Title:	Managing Director
Experience on Fund:	since 2015

In addition, the portfolio management team of the TIAA-CREF Global Natural Resources Fund has changed. Navaneel Ray is no longer a portfolio manager of the Fund, and Jeff Bellman and Dhaval N. Patel are now members of the Fund’s portfolio management team. Accordingly, effective immediately, the following hereby replaces in its entirety the “Portfolio Managers” sub-section in the section entitled “Portfolio management” on page 25 of the Fund’s Prospectus:

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Jeff Bellman	Dhaval N. Patel
Title:	Managing Director	Managing Director
Experience on Fund:	since 2016	since 2016

Portfolio management team

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in its entirety the entries for the Funds in the table found in the section entitled “Portfolio management teams” beginning on page 74 of the Funds’ Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Emerging Markets Equity Fund
Barton Grenning
Managing Director	Stock Selection—Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2008 to Present (Asian and global consumer products equity research and portfolio management)	2008	1990	2015
Global Natural Resources Fund
Jeff Bellman
Managing Director	Portfolio Manager—Energy	Advisors, TCIM and other advisory affiliates of TIAA—2013 to Present (portfolio manager of U.S. integrated oils, exploration and production and Canadian energy portfolios); Palmera Energy Advisors—2010 to 2012 (U.S., Canadian and European energy analyst)	2013	1991	2016
Dhaval N. Patel
Managing Director	Portfolio Manager—Materials and Agriculture	Advisors, TCIM and other advisory affiliates of TIAA—2008 to Present (portfolio manager of U.S. and European commodity chemicals, specialty chemicals and packaging portfolios and portfolio manager of global value equities portfolios)	2008	1997	2016

A15554 (9/16)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated September 16, 2016
to the Statements of Additional Information (“SAI”)
dated March 1, 2016 and August 1, 2016,
as supplemented through August 1, 2016

The portfolio management teams of the TIAA-CREF Enhanced Large-Cap Value Index Fund, TIAA-CREF Emerging Markets Equity Fund and TIAA-CREF Global Natural Resources Fund have changed. Accordingly, effective immediately, the following chart hereby replaces in its entirety the first chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 66 of the SAI:

	Number of other		Total assets in accounts
	accounts managed		managed (millions)
	Registered	Other pooled	Registered	Other pooled	Dollar range
	investment	investment	investment	investment	of equity securities
Name of portfolio manager	companies	vehicles	companies	vehicles	owned in Fund
Emerging Markets Debt Fund
Katherine Renfrew	0	2	$214	$155	$100,001—500,000
Anupam Damani	0	1	$214	$25	$100,001—500,000
Emerging Markets Equity Fund
Barton Grenning	0	0	$967	$0	$50,001—100,000
Emerging Markets Equity Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
Enhanced International Equity Index Fund
Pablo Mitchell	0	0	$1,300	$0	$100,001—500,000
Steven Rossiello	0	1	$1,300	$47	$500,001—1,000,000
Enhanced Large-Cap Growth Index Fund
James Johnson	0	0	$2,035	$0	$10,001—50,000
Max Kozlov*	1	0	$3,862	$0	$0
Enhanced Large-Cap Value Index Fund
James Johnson‡	1	0	$4,423	$0	$0
Max Kozlov*	1	0	$3,862	$0	$0
Equity Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$100,001—500,000
Lei Liao	14	1	$62,960	$20	$10,001—50,000
Global Natural Resources Fund
Jeff Bellman‡	0	0	$301	$0	$0
Dhaval Patel‡	0	0	$301	$0	$0
Growth & Income Fund
Susan Kempler	1	0	$5,046	$0	Over 1,000,000
International Bond Fund
Anupam Damani†	1	1	$222	$20	$0
John Espinosa†	0	0	$0	$0	$0

	Number of other		Total assets in accounts
	accounts managed		managed (millions)
	Registered	Other pooled	Registered	Other pooled	Dollar range
	investment	investment	investment	investment	of equity securities
Name of portfolio manager	companies	vehicles	companies	vehicles	owned in Fund
International Equity Fund
Christopher Semenuk	1	0	$4,167	$0	Over 1,000,000
International Equity Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$10,001—50,000
Lei Liao	14	1	$62,960	$20	$0
International Opportunities Fund
Jason Campbell	0	0	$1,184	$0	$500,001—1,000,000
Large-Cap Growth Fund
Susan Hirsch	3	0	$27,500	$0	Over 1,000,000
Terrence Kontos	1	1	$3,467	$1	$500,001—1,000,000
Large-Cap Growth Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
Large-Cap Value Fund
Richard Cutler	2	0	$10,823	$0	Over 1,000,000
Athanasios (Tom) Kolefas	2	1	$10,823	$37	$0
Large-Cap Value Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
Mid-Cap Growth Fund
George (Ted) Scalise	0	0	$1,739	$0	Over 1,000,000
Susan Hirsch	3	0	$27,500	$0	$0
Mid-Cap Value Fund
Richard Cutler	2	0	$10,823	$0	$100,001—500,000
Athanasios (Tom) Kolefas	2	1	$10,823	$37	Over 1,000,000
Small-Cap Blend Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
Small-Cap Equity Fund
Adam Cao	2	1	$4,992	$85	$100,001—500,000
Pei Chen*	0	0	$2,864	$0	$500,001—1,000,000
Small/Mid-Cap Equity Fund
Adam Cao†	2	1	$2,934	$36	$0
Pei Chen†	1	0	$2,869	$0	$0
Social Choice Equity Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$10,001—50,000
Lei Liao	14	1	$62,960	$20	$10,001—50,000
Social Choice International Equity Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
Social Choice Low Carbon Equity Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$0
Lei Liao	14	1	$62,960	$20	$0
S&P 500 Index Fund
Philip James (Jim) Campagna	14	1	$62,960	$20	$100,001—500,000
Lei Liao	14	1	$62,960	$20	$0

*	This information is as of December 31, 2015.
†	This information is as of March 31, 2016, and may differ from other information about this portfolio manager in this chart, if applicable. There was no investment data for the Fund at that time as it is a new Fund.
‡	This information is as of August 31, 2016, and may differ from other information about this portfolio manager in this chart, if applicable.

A15556 (9/16)